Fair Value Measurements - Determination of fair value of PIPE Warrants and Non-Redeeming subscription agreement warrants on inception (Details) - Level 3 - CIK0001838821_ARYA Sciences Acquisition Corp IV
	Jun. 21, 2024 $ / shares M	Feb. 13, 2024 $ / shares M
Fair Value Measurements
Multiplying factor of coverage ratio for estimated fair value per warrant	1.2	1.2
Base share price
Fair Value Measurements
Measurement input		7.00
Base share price | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	10.00
Strike price, as defined in subscription agreement
Fair Value Measurements
Measurement input		10.00
Strike price, as defined in subscription agreement | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	10.00
Term (Months)
Fair Value Measurements
Measurement input | M		12.00
Term (Months) | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input | M	12.00
Average volatility rate
Fair Value Measurements
Measurement input		0.7000
Average volatility rate | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	0.7000
Probability of closing
Fair Value Measurements
Measurement input		0.7500
Probability of closing | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	0.9500
Estimated expected warrant price
Fair Value Measurements
Measurement input		1.21
Estimated expected warrant price | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	1.25
Estimated fair value per warrant at closing
Fair Value Measurements
Measurement input		1.45
Estimated fair value per warrant at closing | Non-Redemption subscription agreement
Fair Value Measurements
Measurement input	1.19